Consolidated Unaudited Interim Statements of Operations (USD $)	3 Months Ended		9 Months Ended		97 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Stock-based compensation	1,513,530	0	3,631,321	237,710	22,668,884
Mineral exploration expense	1,117,823	196,961	3,277,674	1,106,906	21,945,630
Impairment loss on mineral properties	0	0	3,770,129	0	11,358,637
General and administrative	153,496	366,145	1,061,596	973,753	6,100,380
Professional and consulting fees	700,549	332,607	1,380,506	883,046	5,078,701
Depreciation	2,223	2,223	6,667	6,667	61,919
Donated services and expenses	0	0	0	0	18,750
Foreign currency translation (gain)/loss	(89,083)	(48,501)	14,859	(67,826)	(956,836)
Total expenses	3,398,538	849,435	13,142,752	3,140,256	66,276,065
Net loss from operations	(3,398,538)	(849,435)	(13,142,752)	(3,140,256)	(66,276,065)
Other Income:
Investment income / (loss)	45,656	27,011	74,239	27,047	829,859
Other income	0	0	0	0	303,853
Net loss	(3,352,882)	(822,424)	(13,068,513)	(3,113,209)	(65,142,353)
Unrealized (loss) gain from investments in marketable securities	10,000	8,575	(6,904)	(2,530)	(45,180)
Comprehensive loss	$ (3,342,882)	$ (813,849)	$ (13,075,417)	$ (3,115,739)	$ (65,187,533)
Net loss per share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.09)	$ (0.03)
Weighted average shares outstanding - basic and diluted	154,001,134	132,084,283	149,243,214	117,577,323